UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549



FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-825


American Growth Fnd, Inc.
(exact name of registrant as specified in charter)

110 16th Street, Suite 1400
Denver, Colorado 80202
(address of principal executive offices)     (zip code)

Registrants telephone number, including area code (303) 626-0600

Date of Fiscal Year End: July 31

Date of reporting period: October 31, 2005


Robert Brody
110 16th Street, Suite 1400
Denver, CO 80202
(Name and Address of Agent for Service)

---------------------------------------------------------------------------

ITEM 1 - Schedule of Investments

American Growth Fund
October 31, 2005
(unaudited)

                                             			Market
Common Stocks 98.35%				Shares          Value


Computer & Peripherals - 28.69%
	Hewlett					217,977 	6,112,075
	Cisco*					80,000 		1,396,000
	EMC corp.*				70,000 		  977,200
						-------------------------
								8,485,275

Semiconductor - 24.79%
	Intel Corp.				120,000 	2,820,000
	Motorola Inc				105,000 	2,326,800
	Texas Instruments Inc.			46,000 		1,313,300
	Integrated Device Tech*			60,000 		  592,800
	Freescale Semicondictor Inc. Class B*	11,593 		  276,841
						-------------------------
								7,329,741

Biotechnology - 14.86%
	Amgen Inc.*				58,000 		4,394,080
						-------------------------
								4,394,080

Semiconductor Cap. Equip. - 6.27%
	Novellus Systems Inc.*			40,000 		  874,400
	Applied Materials Inc.			40,000 		  655,200
	Teradyne Inc.*				24,000 		  324,960
						-------------------------
								1,854,560

Drug - 4.39%
	Cephalon Inc.*				28,500 		1,299,315
						-------------------------
								1,299,315

Insurance Industry - 3.90%
	AXA ADS.				39,824 		1,153,303
						-------------------------
								1,153,303

Computer Software & Svcs - 3.18%
	Fair, Isaac Corp.			22,500		  939,600
						-------------------------
								  939,600

Entertainment - 2.41%
	TIME WARNER, INC.			40,000		  713,200
						-------------------------
								  713,200

Internet - 2.40%
	Verisign Inc.*				30,000		  708,900
						-------------------------
								  708,900

Medical Supplies - 2.11%
	Cardinal Health Inc.			10,000		  625,100
						-------------------------
								  625,100

Electronics - 1.89%
	Symbol Technologies Inc.		67,500 		  560,250
						-------------------------
								  560,250
Wireless Networking Industry - 1.85%
	Network Appliance*			20,000 		  547,200
						-------------------------
								  547,200

Bank - 1.61%
	JP Morgan chase & Co.			13,000 		  476,060
						-------------------------
								  476,060


Total Value Common Stocks (cost $49,950,616)	 98.35%	       29,086,584
Cash and Receivable, Less Liabilities		  1.65%		  488,550
						-------------------------
Net Assets 					100.00%	       29,575,134
                                                =========================

* Non-income producing security during last 12 months

Gross Unrealized appreciation on Investment securities		3,169,901
Gross Unrealized depreciation on Investment securities	      (24,033,933)
Net Unrealized depreciation on Investment securities	      (20,864,032)
Cost of invesment securities for federal income
tax purposes						       49,950,616


---------------------------------------------------------------------------

ITEM 2 - Controls and Procedures


The Registrants Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrants disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrants internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrants last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrants internal control over financial reporting.

---------------------------------------------------------------------------

ITEM 3 - Exhibits


The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

---------------------------------------------------------------------------

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


	American Growth Fund

	By /s/ Robert Brody
	President
	September 25, 2006

	By /s/ Timothy E. Taggart
	Treasurer and CCO
	September 25, 2006